Financial Instruments - Summary of Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurement of Contingent Consideration (Detail) ₺ in Thousands	12 Months Ended
	Dec. 31, 2020 TRY (₺)	Dec. 31, 2019 TRY (₺)	Dec. 31, 2018 TRY (₺)
Disclosure of fair value of contingent consideration [line items]
Contingent consideration	₺ 475,879	₺ 359,554	₺ 358,304
Level 3 [member] | Contingent consideration [member]
Disclosure of fair value of contingent consideration [line items]
Contingent consideration	₺ 475,879	₺ 359,554
Level 3 [member] | Contingent consideration [member] | Discount rate, measurement input [member]
Disclosure of fair value of contingent consideration [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	₺ (35,686)
Percentage of reasonably possible decrease in unobservable input, liabilities	1.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	₺ 39,070
Level 3 [member] | Contingent consideration [member] | Discount rate, measurement input [member] | Minimum
Disclosure of fair value of contingent consideration [line items]
Significant unobservable input, liabilities	0.043	0.052
Level 3 [member] | Contingent consideration [member] | Discount rate, measurement input [member] | Maximum
Disclosure of fair value of contingent consideration [line items]
Significant unobservable input, liabilities	0.056	0.061
Level 3 [member] | Contingent consideration [member] | Expected settlement date [member]
Disclosure of fair value of contingent consideration [line items]
Period of reasonably possible increase in unobservable input, liabilities	1 year
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	₺ (23,724)
Period of reasonably possible decrease in unobservable input, liabilities	1 year
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	₺ 24,978